Note 13 - Stock Options and Contributed Surplus - Components of Contributed Surplus (Details) - USD ($)	12 Months Ended			24 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017
Statement Line Items [Line Items]
Equity	$ 23,072,781	$ 32,242,641
Equity	21,095,240	23,072,781	$ 32,242,641	$ 23,072,781
Share premium [member]
Statement Line Items [Line Items]
Equity	32,102,967	29,062,874	25,618,159	25,618,159
Stock-based compensation	4,022,117	3,174,924	4,070,264
Fair value of stock options exercised	(82,330)	(134,831)	(1,737,879)
Fair value of expired warrants			1,112,330
Equity	$ 36,042,754	$ 32,102,967	$ 29,062,874	$ 32,102,967